Loans and Allowance for Credit Losses - Summary of Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Nonperforming Assets [Member]	Dec. 31, 2012 Nonperforming Assets [Member]	Dec. 31, 2011 Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming Assets [Member]	Dec. 31, 2013 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2012 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2011 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2013 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2012 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2011 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2013 Commercial And Commercial Real Estate Loans [Member]	Dec. 31, 2013 Credit Card Other Retail And Residential Mortgages [Member]	Dec. 31, 2013 Covered Assets [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2012	$ 2,671		$ 2,037	$ 2,671	$ 3,774	$ 5,048	$ 5,907											$ 780	$ 1,308	$ 583
Commercial
Commercial	64,762	60,742	122	107	280	519	866
Lease financing	5,271	5,481	12	16	32	78	125
Total commercial	70,033	66,223	134	123	312	597	991
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	1,550																	427	977	146
Advances on loans	46																	46
Total additions	1,596																	473	977	146
Commercial Real Estate
Commercial mortgages	32,183	31,005	182	308	354	545	581
Construction and development	7,702	5,948	121	238	545	748	1,192
Total commercial real estate	39,885	36,953	303	546	899	1,293	1,773
Residential mortgages	37,545	32,648	770	661	650	636	467
Credit card	18,021	17,115	78	146	224	228	142
Reductions in nonperforming assets
Paydowns, payoffs	(789)																	(266)	(276)	(247)
Net sales	(609)																	(209)	(151)	(249)
Return to performing status	(212)																	(38)	(166)	(8)
Charge-offs	(620)																	(246)	(373)	(1)
Total reductions	(2,230)																	(759)	(966)	(505)
Net additions to (reductions in) nonperforming assets	(634)																	(286)	11	(359)
Balance December 31, 2013	2,037		2,037	2,671	3,774	5,048	5,907											494	1,319	224
Other Retail
Retail leasing	5,929	5,419	1	1
Other			190	216	67	65	62
Total other retail	47,678	47,712	191	217	67	65	62
Total loans, excluding covered loans	226,773	212,021	1,476	1,693	2,152	2,819	3,435
Covered loans	8,462	11,308	127	386	926	1,244	1,350
Total nonperforming loans	235,235	223,329	1,603	2,079	3,078	4,063	4,785
Other Real Estate			327	381	404	511	437
Covered Other Real Estate			97	197	274	453	653
Other Assets			10	14	18	21	32
Total nonperforming assets	2,037		2,037	2,671	3,774	5,048	5,907											494	1,319	224
Total nonperforming assets, excluding covered assets			1,813	2,088	2,574	3,351	3,904
Accruing loans 90 days or more past due	$ 1,189	$ 1,323						$ 713	$ 660	$ 843	$ 1,094	$ 1,525	$ 1,189	$ 1,323	$ 1,753	$ 2,184	$ 2,309
Nonperforming loans to total loans								0.65%	0.80%	1.10%	1.57%	1.99%	0.68%	0.93%	1.47%	2.06%	2.46%
Nonperforming assets to total loans plus other real estate								0.80%	0.98%	1.32%	1.87%	2.25%	0.86%	1.19%	1.79%	2.55%	3.02%